SCHEDULE OF BALANCE SHEET CLASSIFICATION (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating leases	$ 1,816	$ 2,077
Finance leases	8,614	14,282
Total assets	$ 10,430	$ 16,359
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Operating leases liability current	$ 621	$ 685
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Finance leases liability current	$ 1,380	$ 2,318
Total current liabilities	$ 2,001	$ 3,003
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Operating leases liability non current	$ 665	$ 1,529
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Finance leases liability non current	$ 235	$ 2,923
Total noncurrent liabilities	900	4,452
Total liabilities	$ 2,901	$ 7,455